Transactions and Balances with Related Parties (Details) - Schedule of Transactions - Related Party [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Transactions [Line Items]
Revenues				$ 888
General and administrative expenses	[1]	22	147
Other current assets			$ 27

[1]	In 2023, one time bonus in the amount of $22 to CEO. In 2022, one time IPO bonus in the amount of $97 and $50 to the Company’s CEO and its former chairman, respectively.